UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karin M. Blair
Title:  COO - Chief Operating Officer
Phone:  415-362-6120
Signature, Place, and Date of Signing:

/s/ Karin M. Blair  222 Kearny St. #204 San Francisco, CA 94108  2/7/00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE. (13F-NT)

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        77

Form 13F Information Table Value Total:    201671

List of Other Included Managers:

 No.  13F File Number     Name

                        Stafford Capital Management, LLC

                                 March 31, 2000

                                    Holdings:

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100     52     1500

Aclara BioSciences                              00461P106     59     1500

Alliance Semiconductor                          01877H100   5005   233500

Alza Corp.                                      022615108   1115    29700

Amgen                                           031162100    451     7350

Applix, Inc.                                    038316105   5393   463950

Aware                                           05453N100   4931   122900

Azurix Corp.                                    05501M104   3264   435300

BMC Software                                    005921100     83     1700

Bell & Howell Inc.                              077852101   4437   142000

Bluestone Software                              09623P102     20      600

BrookStone, Inc.                                114537103   4214   240850

Catalytica, Inc.                                148885106   7760   532900

Catellus Development                            149111106    999    72000

Central Parking                                 154785109   3146   157300

Classic Communication Inc.                      182728204   1643   104350

Concord Camera                                  206156101   5170    94000

Concord EFS, Inc.                               206197105    818    35700

Copart                                          217204106   6910   394900

CyberSource Corp.                               23251J106   3501    94000

Cyberonics                                      23251P102   5860   313600

DeVry, Inc.                                     251893103   6824   223750

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Digital Generation Systems                      253921100   5470   761050

Dril-Quip                                       262037104   5073   107650

Expeditors International                        302130109     59     1500

FVC.Com                                         30266P100   3747   209650

Firstar Corporation                             33763V109     19      836

Gap, Inc.                                       364760108    184     3712

General American Investors                      368802104     77     1978

General Electric                                369604103    124      800

Genesco, Inc.                                   371532102   4637   353350

Geokinetics                                     372910109     51   109267

Haliburton                                      406216101    645    15700

Halo Industries                                 404429102      1      150

HealthSouth Rehab Corp.                         421924101    416    73300

Hewlett-Packard                                 428236103     79      600

Hi/Fn Inc.                                      428358105   3845    59100

Home Depot                                      437076102    183     2850

Identix, Inc.                                   451906101   4589   164650

Investment Technology Group                     46145F105   2637    74821

JDS Uniphase Corp.                              46612J101   2551    21163

Johnson & Johnson                               478160104     28      400

Liberty Financial                               530512102      9      450

Lincoln National Convertible Security Fund      534183108     42     2100

Macrovision Corp.                               555904101   5899    67800

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Media Metrix                                    58440X103   4632   110300

Mercury General Corp.                           589400100   5308   179950

NPC Intenational                                629360306   1055   138450

Nabors Industries                               629568106     70     1800

Network Equipment Technology                    641208103   2932   293200

NextCard                                        65332K107     46     3000

Packeteer Inc.                                  695210104   2506    71600

PathoGenesis Common Stock                       70321E104   4166   183150

Paychex, Inc.                                   704326107    690    13185

Payless Shoe Source                             704379106     88     1700

Pervasive Software Inc.                         715710109   2459   191000

Petroleum & Resources                           716549100     24      664

Petroleum Geo Services                          716597109    142     8200

Pharmacyclics                                   716933106   2564    46050

Piercing Pagoda                                 720773100    180    13450

Polaroid Corp.                                  731095105   3589   151150

Polycom, Inc.                                   73172K104   3284    41475

Primus Knowledge Solutions                      74163Q100   4484    52150

ProBusiness                                     742674104   6032   233700

Protective Life Corp                            743674103    996    31400

Proxim                                          744284100   3776    31550

Rare Medium Group                               75382N109   4994   113200

RoweCom,Inc.                                    77957X108   2635   155000

Santa Fe Snyder Corp.                           786449108     41     4305

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SonicWall, Inc.                                 835470105   3874    58150

Storage USA                                     861907103     52     1700

Summit Technology, Inc                          86627E101   3856   422650

The Men's Wearhouse Inc.                        587118100   4381   147900

Union Pacific Resources                         907834105    226    15600

Varco International, Inc.                       922126107   9572   758200

Vaxgen Inc.                                     922390208   3154   203500

Williams Sonoma                                 969904101   7843   253000